LONG-TERM DEBT - MORTGAGE (Tables)	12 Months Ended
Jul. 31, 2016
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
Schedule of long-term debt

			July 31, 2016		July 31, 2015
	Current
	Annual	Final	Due	Due	Due	Due
	Interest	Payment	Within	After	Within	After
	Rate	Date	One Year	One Year	One Year	One Year
Mortgage:
Bond St. building, Brooklyn, NY	3.54%	2/1/2020	$156,846	$5,629,679	$150,763	$5,786,525
Less: Deferred financing costs			22,877	57,202	22,872	80,079
Total			$133,969	$5,572,477	$127,891	$5,706,446